Retirement Plans (Schedule Of Retirement Plans Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Pension expense	$ 173	$ 145	$ 132
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	55	52	51
Interest cost	172	172	175
Expected return on plan assets	(275)	(279)	(263)
Net amortization	168	147	122
Pension expense	120	92	85
Defined contribution plans	103	98	81
Total retirement plans expense	223	190	166
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	27	30	24
Interest cost	50	50	45
Expected return on plan assets	(43)	(49)	(42)
Net amortization	19	22	20
Pension expense	53	53	47
Defined contribution plans	59	50	36
Total retirement plans expense	$ 112	$ 103	$ 83